INVENTORY (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Statement Location [Line Items]
Raw materials	$ 62	$ 72
Finished goods	81	69
Operating and maintenance supplies	87	79
Inventory	230	220
Inventory provision	$ 18	$ 20